Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 6,810,216	$ 4,828,273
Work in process	14,772,318	8,742,220
Finished goods	154,622	144,876
Inventories, gross	21,737,156	13,715,369
Less: write-down of inventories
Inventories	$ 21,737,156	$ 13,715,369